15. STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option plans

	Years Ended December 31,
	2012		2011
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of year	15	$56.70	1	$867.30
Issued (Cancelled)	(2)	$8.25	14	$12.30
Outstanding at end of year	13	$63.00	15	$56.70
Options exercisable at end of year	5	$147.45	1	$867.30

Stock options outstanding

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$ 12.90	12	8.59	$12.90	4	$12.90
$866.25-$871.50	1	2.57	$867.30	1	$867.30

Unvested restricted stock activity

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2010	31	$144.90
Issued	18	$12.90
Vested	(17)	$158.40
Canceled	(1)	$145.50
Unvested at December 31, 2011	31	$64.05
Vested	(13)	$81.90
Canceled	(2)	$61.20
Unvested at December 31, 2012	16	$50.40

Stock-based compensation expense
	Years Ended December 31,
	2012	2011
Employees	$782	$1,522
Non-employees	24	756
Total stock-based compensation expense	$806	$2,278